Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes expenses
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of income taxes expenses computed at the Hong Kong statutory tax rate
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Net income (loss) before tax	$(11,525,102)	$(27,114,293)	$4,920,167
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(1,901,642)	(4,473,859)	811,828
Impact of different tax rates in other jurisdictions	(263,787)	(214,135)	(18,869)
Non-taxable income	(907,495)	(716,628)	(4,281,521)
Non-deductible expenses	-	1,992,463	79,200
Change in valuation allowance	3,072,924	3,412,159	3,409,362
Effective income tax expense	$-	$-	$-

Schedule of deferred tax asset and liability
	December 31, 2022	December 31, 2021
Deferred tax asset:
Tax loss carry forward	$14,865,121	$12,189,424
Share-based payment expenses	948,893	698,564
	15,814,014	12,887,988
Deferred tax liability:
Depreciation and amortization	(108,926)	(255,824)
Net deferred tax assets before valuation allowance	15,705,088	12,632,164
Valuation allowance	(15,705,088)	(12,632,164)
Deferred tax asset, net	$-	$-

Schedule of changes in valuation allowance
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Balance as of January 1	$12,632,164	$9,561,560	$6,152,198
Additions	3,072,924	3,412,159	3,409,362
Disposal	-	(341,555)	-
Balance as of December 31	$15,705,088	$12,632,164	$9,561,560